Fair value measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Derivative Liabilities, Noncurrent	$ 0	$ 6,780
Fair Value Assumptions Expected Volatility Rate	72.90%	68.80%
Fair Value Assumptions Risk Free Interest Rate	2.09%	2.03%
Fair Value Assumptions Expected Term (in Years)	6 years 3 months	6 years 3 months
Fair Value Inputs, Discount Rate	5.61%
Gain attributable to distribution of nonmonetary assets to noncontrolling interest	$ 157,870	$ 0
Fair Value, Inputs, Level 3 | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Assumptions Expected Volatility Rate		57.00%
Fair Value Assumptions Risk Free Interest Rate		2.08%
Fair Value Assumptions Expected Term (in Years)		5 years
American DG New York, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair Value Inputs, Discount Rate	15.00%
Fair value of assets transferred to AES-NJ			$ 632,016
Assets transferred to AES-NJ			$ 474,146
Gain attributable to distribution of nonmonetary assets to noncontrolling interest	$ 157,870